Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Amortized cost	$ 157,208	$ 131,312
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	154,100	126,733
Non-investment grade	875	742
Impaired	143	149
Carrying amount of securities measured at FVOCI subject to impairment	155,118	127,624
Items not subject to impairment	1,242	842
Carrying amount of securities measured at FVOCI	156,360	128,466
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,224	89,947
Non-investment grade	1,048	1,189
Amount before allowance for credit losses	100,272	91,136
Allowance for credit losses	14	23
Amortized cost	100,258	91,113
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	154,100	126,732
Non-investment grade	875	742
Carrying amount of securities measured at FVOCI subject to impairment	154,975	127,474
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,224	89,947
Non-investment grade	856	990
Amount before allowance for credit losses	100,080	90,937
Allowance for credit losses	6	8
Amortized cost	100,074	90,929
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade		1
Carrying amount of securities measured at FVOCI subject to impairment		1
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	192	199
Amount before allowance for credit losses	192	199
Allowance for credit losses	8	15
Amortized cost	184	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	143	149
Carrying amount of securities measured at FVOCI subject to impairment	$ 143	$ 149